SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights	$ 483,330	$ 474,731
Less: accumulated amortization	(67,306)	(63,675)
Land use rights, net	$ 416,024	$ 411,056